6. Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts receivable, net
	2012	2011
	US$’000	US$’000

Accounts receivable	3,186	3,900
Less: Allowance for doubtful debts	(97)	(156)
	3,089	3,744

Age analysis of past due account receivables
The following is an age analysis of past due account receivables as of December 31, 2012 and 2011:

	2012	2011
	US$’000	US$’000

Current	1,698	2,324
30-59 days past due	440	730
60-89 days past due	302	92
Greater than 90 days	649	598
	3,089	3,744

ZHEJIANG
Accounts receivable, net
	2012	2011
	RMB’000	RMB’000

Accounts receivable	245,892	208,558
Less: Allowance for doubtful debts	(19,522)	(20,795)

	226,370	187,763